Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	$ 322,489	$ 470,495	$ 421,846
United States [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	25,438	24,409	24,708
Canada [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	34,441	240,569	124,862
Mexico [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area			16,258
Japan [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	70,371	60,963	62,740
Korea [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	120,106	92,919	94,114
China [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area	72,133	51,635	73,257
Belgium [Member]
Note 11 - Business Segments and Significant Customers (Details) - Sales Information By Geographic Area [Line Items]
Sales by geographic area			$ 25,907